Discontinued Operations/Non-current Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Statement Impacts from The Sofora-telecom Argentina Group and its Sale

Below is a summary of the income statement impacts from the Sofora—Telecom Argentina group and its sale. The figures for 2016 have been translated at the average exchange rate for the period January 1 – March 8 (15.7981 pesos per euro), whereas the figures for 2015 have been translated at the annual average exchange rate (10.2689 pesos per euro).

		Year ended December 31,	1.1-3.8 2016	Year ended December 31,
		2017		2015
		(millions of euros)
Income statement effects from Discontinued operations/Non-current assets held for sale:
Revenues		—	504	3,943
Other income			1	4
Operating expenses			(372)	(2,892)
Gains (losses) on disposals of non-current assets				2
Goodwill and other non-current assets net impairment losses				(22)

Operating profit (loss)		—	133	1,035
Finance income (expenses)			(42)	(94)

Profit (loss) before tax from Discontinued operations/Non-current assets held for sale		—	91	941
Income tax expense			(32)	(320)

Profit (loss) after tax from Discontinued operations/Non-current assets held for sale	(A)	—	59	621
Other minor income statement effects:
Other income/(expenses) connected to sales in previous years
Other minor entries				(10)

	(B)	—	—	(10)

Profit (loss) from Discontinued operations/Non-current assets held for sale	(C=A+B)	—	59	611

Income statement effects on the selling entities:
Net gains on disposal			307
Transfer to the separate consolidated dated income statement of the Reserve for exchange differences on translating foreign operations			(304)
Income tax expense relating to the disposal			(15)

	(D)	—	(12)	—

Profit (loss) from Discontinued operations/Non-current assets held for sale	(C+D)	—	47	611

Attributable to:
Owners of the Parent		—	(3)	89
Non-controlling interests		—	50	522

Summary of Earnings Per Share from Discontinued Operations/non-current Assets Held for Sale

The earnings per share from Discontinued operations/Non-current assets held for sale, for 2016, 2015 and 2014 are shown in the table below:

	Year ended December 31,	1.1-3.8 2016.	Year ended December 31,
	2017		2015
	(Euros)
Basic and Diluted Earnings Per Share (EPS) from Discontinued operations/Non-current assets held for sale (*)
Ordinary Share	—	—	0.03
Savings Share	—	—	0.03

(*)	Basic EPS is equal to Diluted EPS.

Summary of Consolidated Statements of Cash Flows and its Net Impacts, Expressed in "Discontinued Operations/non-current Assets Held for Sale

Within the consolidated statements of cash flows the net impacts, expressed in terms of contribution to the consolidation, of the “Discontinued operations/Non-current assets held for sale” are broken down as follows:

	2017	2016	2015
	(millions of euros)
Discontinued operations/Non-current assets held for sale:
Cash flows from (used in) operating activities		130	810
Cash flows from (used in) investing activities		(117)	(1,058)
Cash flows from (used in) financing activities		(58)	229

Total	—	(45)	(19)